UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one):    [  ]  is a restatement.
                                    [  ]  adds new holdings
                                    [  ]  entries.

Institutional Investment Manager Filing this Report:

Name:          David A. Charnes
Address:       CSX Capital Management, Inc.
               901 East Cary Street, Suite 1600
               Richmond, VA   23219

Form 13F File Number:   28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David A. Charnes
Title:         Vice President
Phone:         (804) 782-6738

Signature, Place, and Date of Signing:

/s/    David A. Charnes                 Richmond, VA         October 26, 1999
-----------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     45

Form 13F Information Table Value Total:     $288,888,728


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                                     Form 13F INFORMATION TABLE




           Name of Issuer   Title of Class CUSIP       Value    Shares or Share/ PUT/   Invest.  Other     Voting Authority Shares
                                                                Prin Amt  PRN   CALL  Discretion Mgrs.     -----------------------
                                                                                                            Sole     Shared   None
GENUINE PT CO                   Common    372460-10   7,153,281   269,300               Sole                 269,300
CHUBB CORP                      Common    171232-10   6,203,125   125,000               Sole                 125,000
AMER HOME PROD CORP             Common    026609-10   4,150,000   100,000               Sole                 100,000
BRISTOL MYERS SQIBB CO          Common    110122-10   3,375,000    50,000               Sole                  50,000
BESTFOODS COM                   Common    08658U-10   7,770,000   160,000               Sole                 160,000
GEN MILLS INC                   Common    370334-10   8,112,500   100,000               Sole                 100,000
KIMBERLY-CLARK CORP             Common    494368-10   8,440,000   160,000               Sole                 160,000
PENNEY J.C CO INC               Common    708160-10   6,037,500   175,000               Sole                 175,000
MCGRAW HILL COMPANIES INC COM   Common    580645-10   3,628,125    75,000               Sole                  75,000
HALLIBURTON CO COM              Common    406216-10   6,150,000   150,000               Sole                 150,000
FORTUNE BRANDS INC              Common    349631-10   6,450,000   200,000               Sole                 200,000
ALLEGY TELEDYNE INC COM         Common    017415-10   4,978,125   295,000               Sole                 295,000
HEWLETT-PACKARD CO              Common    428236-10   6,806,250    75,000               Sole                  75,000
DUN & BRADSTREET CORP DEL       Common    26483B-10   7,468,750   250,000               Sole                 250,000
CHEVRON CORP COM                Common    166751-10   8,875,000   100,000               Sole                 100,000
MOBIL CORP                      Common    607059-10  10,075,000   100,000               Sole                 100,000
TEXACO INC                      Common    881694-10   7,890,625   125,000               Sole                 125,000
CONOCO INC                      Common    208251-40   2,522,086    92,131               Sole                  92,131
INTL PAPER CO COM               Common    460146-10   7,138,243   148,520               Sole                 148,520
CONAGRA INC COM                 Common    205887-10   6,204,688   275,000               Sole                 275,000
XEROX CORP                      Common    984121-10   7,339,063   175,000               Sole                 175,000
WEYERHAEUSER CO                 Common    962166-10   7,203,125   125,000               Sole                 125,000
GATX CORP                       Common    361448-10   4,659,375   150,000               Sole                 150,000
THOMAS & BETTS CORP             Common    884315-10   8,976,000   176,000               Sole                 176,000
DEERE & CO                      Common    244199-10   8,317,813   215,000               Sole                 215,000
DPL CO                          Common    233293-10   6,345,000   360,000               Sole                 360,000
EATON CORP                      Common    278058-10   7,336,563    85,000               Sole                  85,000
MORGAN J P & CO INC COM         Common    616880-10   7,426,250    65,000               Sole                  65,000
NATL CY CORP                    Common    635405-10   8,006,250   300,000               Sole                 300,000
MARSH & MC LENNAN CO'S INC      Common    571748-10   7,877,500   115,000               Sole                 115,000
AMER GEN CORP COM               Common    026351-10   6,325,000   100,000               Sole                 100,000
TECO ENERGY INC COM             Common    872375-10   4,753,125   225,000               Sole                 225,000
AMERITECH CORP                  Common    030954-10   7,676,250   115,000               Sole                 115,000
GTE CORP                        Common    362320-10   7,687,500   100,000               Sole                 100,000
SBC COMMUNICATIONS INC.         Common    78387G-10   7,659,375   150,000               Sole                 150,000
SYSCO CORP COM                  Common    871829-10   8,765,625   250,000               Sole                 250,000
ANHEUSER-BUSCH CO INC COM       Common    035229-10   4,904,375    70,000               Sole                  70,000
MAYTAG CORP COM                 Common    578592-10   6,662,500   200,000               Sole                 200,000
RPM INC COM                     Common    749685-10   4,265,625   350,000               Sole                 350,000
CONOCO INC                      Common    208251-30   5,550,000   200,000               Sole                 200,000
EMERSON ELEC CO                 Common    291011-10   5,370,938    85,000               Sole                  85,000
FIRST SEC CORP                  Common    336294-10   1,426,875    60,000               Sole                  60,000
DAIMLER CHRYSLER                Common    D1668R-12   4,329,428    62,350               Sole                  62,350
MEAD CORP                       Common    582834-10   4,296,875   125,000               Sole                 125,000
SAFECO CORP COM                 Common    786429-10   6,300,000   225,000               Sole                 225,000
GRAND TOTAL                                         288,888,728 7,108,301                                  7,108,301

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